Transition Towards IFRS - Summary of Reconciliation of Cash and Cash Equivalents of Statement of Cash Flow (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks	$ 27,388,784	$ 10,408,716	$ 10,358,422
Total	$ 33,687,553	16,384,924	14,795,794
Reclassifications [member]
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks		(31,672)	(136,140)
Bills and Notes issued by the Central Bank		(3,964,824)
Total		(3,996,496)	(136,140)
Argentine GAAP [member]
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks		11,129,475	8,166,132
Bills and Notes issued by the Central Bank		13,611,524	336,785
Mutual Funds		680,865	1,185,637
Total		25,421,864	9,688,554
IFRS Adjustments and Restatement [member]
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks		5,287,121	6,643,276
Bills and Notes issued by the Central Bank		4,596,227	283,759
Mutual Funds		324,402	998,961
Total		10,207,750	7,925,996
IFRS [member]
Disclosure of detailed information about financial instruments [line items]
Cash and due from banks		16,384,924	14,795,794
Bills and Notes issued by the Central Bank		14,242,927	620,544
Mutual Funds		1,005,267	2,184,598
Total		$ 31,633,118	$ 17,600,936